FOLEY & LARDNER LLP ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE MILWAUKEE, WI 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
January 6, 2006	WRITER’S DIRECT LINE 414.297.5553 pjones@foley.com Email
CLIENT/MATTER NUMBER 038584-0102
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Whiting Petroleum Corporation — Registration Statement on Form S-4
Ladies and Gentlemen:
     On behalf of Whiting Petroleum Corporation, a Delaware corporation (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), Amendment No. 1 to the above-referenced registration statement, with exhibits, relating to a proposed offer to exchange the Company’s new 7% Senior Subordinated Notes due 2014, which will be registered under the Securities Act, for an equal principal amount of the Company’s outstanding 7% Senior Subordinated Notes due 2014.
     The Company paid the $29,425 prescribed registration fee with the filing of the above-referenced registration statement on November 23, 2005.
     The Company is filing Amendment No. 1 in response to the comment letter of the Staff of the Division of Corporation Finance of the Securities and Exchange Commission (the “Staff”), dated December 22, 2005, with respect to the Company’s annual report on Form 10-K for the year ended December 31, 2004 and the above-referenced registration statement. As requested by the Staff in the comment letter, the Company has prepared a memorandum setting forth its responses to the Staff’s comments, copies of which are filed herewith and are being delivered to the Staff with courtesy copies of this filing.
     Should any questions arise in connection with this filing, please contact the undersigned at (414) 297-5553, Benjamin F. Garmer, III at (414) 297-5675 or John K. Wilson at (414) 297-5642.

Very truly yours,
/s/ Paul J. Jones

Paul J. Jones

cc:	Whiting Petroleum Corporation
Working Group

BOSTON	JACKSONVILLE	NEW YORK	SAN DIEGO/DEL MAR	TAMPA WEST
BRUSSELS	LOS ANGELES	ORLANDO	SAN FRANCISCO	TOKYO
CHICAGO	MADISON	SACRAMENTO	SILICON VALLEY	WASHINGTON, D.C.
DETROIT	MILWAUKEE	SAN DIEGO	TALLAHASSEE	PALM BEACH